Business Combinations - Additional Information (Detail) (EUR €)	0 Months Ended	7 Months Ended	12 Months Ended
	May 30, 2013	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	May 30, 2013
Business Combinations [Abstract]
Acquisition date			May 30, 2013
Acquisition percentage					100.00%
Name of acquired entity			Cymer
Consideration transferred	€ 3,100,000,000
Contingent consideration arrangements, description			There were no contingent consideration arrangements.
Consideration allocated to intangible assets					751,500,000
Consideration allocated to other net assets					287,600,000
Consideration allocated to goodwill	2,058,300,000			2,058,285,000
Business acquisition, preexisting relationship, description			Prior to the acquisition, supply and R&D arrangements existed between Cymer and ASML. These pre-existing relationships were effectively settled as a result of the acquisition in 2013. We determined that the R&D arrangement as well as the supply arrangements (excluding EUV) were at current market terms and therefore no gain or loss was recognized. We determined that the EUV supply arrangements were favorable to ASML and therefore a gain of EUR 178.4 million was recognized in cost of sales within our 2013 Consolidated Statements of Operations. This gain was recognized separately from the business combination as it is not part of the assets acquired or liabilities assumed. The approach for quantifying the favorable component to ASML of the EUV supply arrangements is based on the assessment of the prices for such light sources if the EUV supply arrangements would have been renegotiated in May 2013.
Gain on settlement of pre-existing relationships	178,400,000
Goodwill, expected tax deductible amount					0
Net sales from acquiree		178,700,000
Net income loss from acquiree		138,500,000
Purchase price allocation adjustments		85,500,000		85,500,000
Business acquisition, transaction costs		€ 7,800,000		€ 7,800,000